Reconciliation of Segment Measures to the Consolidated Income Statements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments
Revenue	€ 31,207	€ 29,520	€ 26,953
Operating profit	5,787	6,090	6,308
Other non-operating income/expense, net	9	(187)	19
Financial income, net	(456)	(1,389)	2,178
Profit before tax from continuing operations	5,341	4,513	8,505
Constant currency
Disclosure of operating segments
Revenue	31,207	29,520
Other revenue	1,180	938
Adjustment for currency impact	(826)	1,620
Other revenue	1,180	938
Other expenses	(2,265)	(1,741)
Adjustment for currency impact	(322)	320
Acquisition related charges	(345)	(329)
Share based payment expenses	(2,220)	(1,431)
Restructuring	(215)	(138)
Adjustment for regulatory compliance matter expenses	(155)	0
Operating profit	5,787	6,090
Other non-operating income/expense, net	9	(187)
Financial income, net	(456)	(1,389)
Profit before tax from continuing operations	5,341	4,513
Constant currency | Operating segments
Disclosure of operating segments
Revenue	30,853	26,961
Operating profit	10,129	8,472
Constant currency | Applications, Technology & Services | Operating segments
Disclosure of operating segments
Revenue	30,853	26,961
Operating profit	10,129	8,472
Actual Currency
Disclosure of operating segments
Revenue	31,207	29,520	26,953
Other revenue	1,150	1,024	783
Adjustment for currency impact	0	0	0
Other revenue	1,150	1,024	783
Other expenses	(2,239)	(1,858)	(1,887)
Adjustment for currency impact	0	0	0
Acquisition related charges	(345)	(329)	(405)
Share based payment expenses	(2,220)	(1,431)	(1,334)
Restructuring	(215)	(138)	(157)
Adjustment for regulatory compliance matter expenses	(155)	0	0
Operating profit	5,787	6,090	6,308
Other non-operating income/expense, net	9	(187)	19
Financial income, net	(456)	(1,389)	2,178
Profit before tax from continuing operations	5,341	4,513	8,505
Actual Currency | Operating segments
Disclosure of operating segments
Revenue	30,057	28,496	26,170
Operating profit	9,811	8,824	9,308
Actual Currency | Applications, Technology & Services | Operating segments
Disclosure of operating segments
Revenue	30,057	28,496	26,170
Operating profit	€ 9,811	€ 8,824	€ 9,308